The Company and Significant Accounting Policies (Narrative) (Details) (USD $) Share data in Millions, except Per Share data, unless otherwise specified	3 Months Ended		4 Months Ended	12 Months Ended								12 Months Ended
	Mar. 22, 2014	Mar. 23, 2013	Dec. 28, 2013 stores	Dec. 28, 2013 stores	Dec. 29, 2012	Dec. 31, 2011	Mar. 06, 2014 Casa Ley [Member]	Dec. 28, 2013 Casa Ley [Member] stores	Dec. 29, 2012 Casa Ley [Member]	Dec. 31, 2011 Casa Ley [Member]	Mar. 06, 2014 Casa Ley [Member] Subsequent Event [Member]	Dec. 28, 2013 Stores and other buildings [Member] Minimum [Member]	Dec. 28, 2013 Stores and other buildings [Member] Maximum [Member]	Dec. 28, 2013 Fixtures and equipment [Member] Minimum [Member]	Dec. 28, 2013 Fixtures and equipment [Member] Maximum [Member]	Dec. 29, 2012 Restatement Adjustment [Member]	Dec. 31, 2011 Restatement Adjustment [Member]	Dec. 28, 2013 Dominick's Stores [Member] stores	Mar. 06, 2014 Albertsons [Member] Safeway [Member]	Mar. 06, 2014 Albertsons [Member] Subsequent Event [Member] Safeway [Member]	Dec. 28, 2013 Blackhawk Network Holdings, Inc. [Member]	Apr. 14, 2014 Blackhawk Network Holdings, Inc. [Member] Subsequent Event [Member]	Mar. 24, 2014 Blackhawk Network Holdings, Inc. [Member] Common Class B [Member] Subsequent Event [Member]
Significant Accounting Policies [Line Items]
Stockholders' right to receive cash per share of outstanding Safeway stock																			$ 32.50	$ 32.50
Increase per day of stockholders' right to receive cash per share of outstanding Safeway stock																			$ 0.005342	$ 0.005342
Subsidiary shares owned																					37.8	37.8	37.8
Restricted cash	$ 40,000,000
LIFO expense	0	0
Number of North American stores in operation			1,335	1,335				200										72
Percentage of ownership in Casa Ley, S.A. de C.V.					49.00%	49.00%	49.00%	49.00%	49.00%	49.00%	49.00%
Current year fiscal period				52 weeks	52 weeks	52 weeks
Other accrued liabilities	539,200,000		623,200,000	623,200,000	683,300,000											39,500,000
Retained earnings	4,443,000,000		4,586,900,000	4,586,900,000	7,585,600,000												(24,200,000)
Deferred income taxes, current			0	0	30,400,000											(15,300,000)
Recognition period of revenue for gift cards				2 years
Loss on foreign currency translation	153,100,000	0	57,400,000	57,400,000	0	0
Gift card breakage				1,900,000	1,800,000	2,200,000
Advertising and promotional expenses				371,600,000	415,900,000	407,800,000
Book overdrafts			84,500,000	84,500,000	25,800,000
Merchandise inventory			1,643,200,000	1,643,200,000	1,608,400,000
LIFO replacement or current cost			1,701,300,000	1,701,300,000	1,678,900,000
Property, plant and equipment, useful life												7 years	40 years	3 years	15 years
Cash surrender value of life insurance policy	58,700,000		58,500,000	58,500,000	89,000,000
Policy loan balance	41,300,000		40,900,000	40,900,000
Net cash surrender value of life insurance policy	17,400,000		17,600,000	17,600,000
Self-insurance liability discount rate				1.75%	0.75%	0.75%
Notes receivable fair value			$ 101,000,000	$ 101,000,000	$ 130,600,000